Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Accrued Liabilities
Accrued Liabilities

9. Accrued Liabilities

        Accrued liabilities consisted of the following as at December 31 (in thousands):

	2015	2014
Accrued payroll	$1,162	$1,175
Accrued interest	8,059	9,457
Accrued expenses	4,793	14,073

Total	$14,014	$24,705

        Accrued expenses mainly consisted of accrued realized losses on cash flow interest rate swaps of $1.2 million and $10.4 million as of December 31, 2015 and December 31, 2014, respectively, as well as other accruals related to the operation of the Company's fleet of $3.6 million and $3.7 million as of December 31, 2015 and 2014, respectively.